Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harbor Funds II
Entity Central Index Key	0001994489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000247204
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Retirement Class
Trading Symbol	Ticker: ECSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class shares of the Fund returned 15.93% for the year ended October 31, 2025, while the Bloomberg Commodity Index Total Return returned 14.15% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Gold

• Underweight exposure to WTI Crude Oil

• Underweight exposure to Natural Gas

Top detractors from relative performance included:

• Overweight exposure to Brent Crude Oil

• Overweight exposure to Sugar

• Underweight exposure to Silver

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Bloomberg Commodity Index Total Return
Jan-24	$10,000	$10,000	$10,000
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,654	$10,390	$10,567
May-24	$10,754	$10,905	$10,753
Jun-24	$10,612	$11,297	$10,588
Jul-24	$10,268	$11,434	$10,160
Aug-24	$10,278	$11,712	$10,165
Sep-24	$10,688	$11,962	$10,659
Oct-24	$10,606	$11,853	$10,462
Nov-24	$10,596	$12,549	$10,504
Dec-24	$10,686	$12,250	$10,611
Jan-25	$11,150	$12,591	$11,031
Feb-25	$11,139	$12,427	$11,117
Mar-25	$11,578	$11,727	$11,554
Apr-25	$11,100	$11,647	$10,998
May-25	$11,100	$12,380	$10,935
Jun-25	$11,356	$13,010	$11,198
Jul-25	$11,398	$13,302	$11,147
Aug-25	$11,687	$13,571	$11,362
Sep-25	$11,983	$14,067	$11,606
Oct-25	$12,296	$14,396	$11,942

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Class 01/23/2024
Retirement Class	15.93%	12.37%
S&P 500 Index	21.45%	22.82%
Bloomberg Commodity Index Total Return	14.15%	10.53%

Performance Inception Date	Jan. 23, 2024
AssetsNet	$ 2,876,251,000
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 19,893,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,876,251
Number of Investments (includes derivatives)	638
Total Net Advisory Fees Paid (in thousands)	$19,893
Portfolio Turnover Rate	50%

Holdings [Text Block]

Investment Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	85.0%
Corporate Bonds & Notes	15.0%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Energy	30.3%
Precious Metals	26.4%
Industrial Metals	15.8%
Grains	15.3%
Softs	8.2%
Livestock	4.0%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247205
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Institutional Class
Trading Symbol	Ticker: ECSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class shares of the Fund returned 15.82% for the year ended October 31, 2025, while the Bloomberg Commodity Index Total Return returned 14.15% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Gold

• Underweight exposure to WTI Crude Oil

• Underweight exposure to Natural Gas

Top detractors from relative performance included:

• Overweight exposure to Brent Crude Oil

• Overweight exposure to Sugar

• Underweight exposure to Silver

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
Jan-24	$10,000	$10,000	$10,000
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,663	$10,390	$10,567
May-24	$10,764	$10,905	$10,753
Jun-24	$10,619	$11,297	$10,588
Jul-24	$10,275	$11,434	$10,160
Aug-24	$10,285	$11,712	$10,165
Sep-24	$10,693	$11,962	$10,659
Oct-24	$10,612	$11,853	$10,462
Nov-24	$10,602	$12,549	$10,504
Dec-24	$10,689	$12,250	$10,611
Jan-25	$11,153	$12,591	$11,031
Feb-25	$11,142	$12,427	$11,117
Mar-25	$11,578	$11,727	$11,554
Apr-25	$11,101	$11,647	$10,998
May-25	$11,101	$12,380	$10,935
Jun-25	$11,354	$13,010	$11,198
Jul-25	$11,397	$13,302	$11,147
Aug-25	$11,685	$13,571	$11,362
Sep-25	$11,978	$14,067	$11,606
Oct-25	$12,291	$14,396	$11,942

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Class 01/23/2024
Institutional Class	15.82%	12.34%
S&P 500 Index	21.45%	22.82%
Bloomberg Commodity Index Total Return	14.15%	10.53%

Performance Inception Date	Jan. 23, 2024
AssetsNet	$ 2,876,251,000
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 19,893,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,876,251
Number of Investments (includes derivatives)	638
Total Net Advisory Fees Paid (in thousands)	$19,893
Portfolio Turnover Rate	50%

Holdings [Text Block]

Investment Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	85.0%
Corporate Bonds & Notes	15.0%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Energy	30.3%
Precious Metals	26.4%
Industrial Metals	15.8%
Grains	15.3%
Softs	8.2%
Livestock	4.0%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247206
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Retirement Class
Trading Symbol	Ticker: ESCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class shares of the Fund returned 6.63% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period.

Top contributors to relative performance included:

• Effective security selection within the Financials and Consumer Discretionary sectors, as well as overweight exposure to the Industrials sector and underweight exposure to the Real Estate sector.

• Positions in StoneX Group, Inc., LendingTree, Inc., Popular, Inc., Laureate Education, Inc., Modine Manufacturing Co., and Universal Technical Institute, Inc.

Top detractors from relative performance included:

• Security selection within the Industrials, Health Care, Materials, and Information Technology sectors.

• Positions in BlueLinx Holdings, Inc., U-Haul Holding Co., Franklin Covey Co., Neogen Corp., Lantheus Holdings, Inc., Evolent Health, Inc., Viking Therapeutics, Inc., Ashland, Inc., Axalta Coating Systems Ltd., Olin Corp., and Rapid7, Inc.

• Underweight or lack of exposure to positions in Bloom Energy Corp., Coeur Mining, Inc., Credo Technology Group Holding Ltd., Rigetti Computing, Inc., and D-Wave Quantum, Inc.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,520	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,020	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120
Nov-24	$11,790	$12,393	$12,340
Dec-24	$10,961	$12,098	$11,321
Jan-25	$11,272	$12,435	$11,618
Feb-25	$10,610	$12,272	$10,996
Mar-25	$9,807	$11,581	$10,248
Apr-25	$9,476	$11,502	$10,011
May-25	$10,158	$12,226	$10,546
Jun-25	$10,750	$12,848	$11,119
Jul-25	$10,951	$13,136	$11,312
Aug-25	$11,513	$13,403	$12,120
Sep-25	$11,583	$13,892	$12,497
Oct-25	$11,473	$14,217	$12,723

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Class 01/30/2024
Retirement Class	6.63%	8.15%
S&P 500 Index	21.45%	22.22%
Russell 2000® Index	14.41%	14.72%

Performance Inception Date	Jan. 30, 2024
AssetsNet	$ 529,114,000
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 8,340,000
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$529,114
Number of Investments	337
Total Net Advisory Fees Paid (in thousands)	$8,340
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	23.8%
Information Technology	17.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	11.5%
Energy	4.9%
Communication Services	3.8%
Materials	3.5%
Consumer Staples	3.4%
Real Estate	1.9%
Utilities	0.8%

C000247207
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	Ticker: ESCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class shares of the Fund returned 6.57% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period.

Top contributors to relative performance included:

• Effective security selection within the Financials and Consumer Discretionary sectors, as well as overweight exposure to the Industrials sector and underweight exposure to the Real Estate sector.

• Positions in StoneX Group, Inc., LendingTree, Inc., Popular, Inc., Laureate Education, Inc., Modine Manufacturing Co., and Universal Technical Institute, Inc.

Top detractors from relative performance included:

• Security selection within the Industrials, Health Care, Materials, and Information Technology sectors.

• Positions in BlueLinx Holdings, Inc., U-Haul Holding Co., Franklin Covey Co., Neogen Corp., Lantheus Holdings, Inc., Evolent Health, Inc., Viking Therapeutics, Inc., Ashland, Inc., Axalta Coating Systems Ltd., Olin Corp., and Rapid7, Inc.

• Underweight or lack of exposure to positions in Bloom Energy Corp., Coeur Mining, Inc., Credo Technology Group Holding Ltd., Rigetti Computing, Inc., and D-Wave Quantum, Inc.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,530	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,010	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120
Nov-24	$11,790	$12,393	$12,340
Dec-24	$10,956	$12,098	$11,321
Jan-25	$11,267	$12,435	$11,618
Feb-25	$10,614	$12,272	$10,996
Mar-25	$9,802	$11,581	$10,248
Apr-25	$9,471	$11,502	$10,011
May-25	$10,153	$12,226	$10,546
Jun-25	$10,745	$12,848	$11,119
Jul-25	$10,935	$13,136	$11,312
Aug-25	$11,507	$13,403	$12,120
Sep-25	$11,578	$13,892	$12,497
Oct-25	$11,467	$14,217	$12,723

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Class 01/30/2024
Institutional Class	6.57%	8.12%
S&P 500 Index	21.45%	22.22%
Russell 2000® Index	14.41%	14.72%

Performance Inception Date	Jan. 30, 2024
AssetsNet	$ 529,114,000
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 8,340,000
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$529,114
Number of Investments	337
Total Net Advisory Fees Paid (in thousands)	$8,340
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	23.8%
Information Technology	17.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	11.5%
Energy	4.9%
Communication Services	3.8%
Materials	3.5%
Consumer Staples	3.4%
Real Estate	1.9%
Utilities	0.8%